Deferred income tax - Gross movement on deferred income tax account is as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gross movement on deferred income tax accounts
Deferred tax liability (asset) at beginning of period	¥ 7,071	¥ 10,283
Acquisition of subsidiaries (Note 30)	(1,385)	(9,377)
Disposal of subsidiaries (Note 31)	(750)	(184)
Credited to consolidated statement of comprehensive income	13,073	6,357
Translation adjustment	(14)	(8)
Deferred tax liability (asset) at end of period	17,995	7,071
Deferred income tax assets
Balance at the beginning	19,900	12,254
Acquisition of subsidiaries (Note 30)	18,914	(1,549)
Disposal of subsidiaries (Note 31)	(15,331)	(184)
Credited to consolidated statement of comprehensive income	9,193	6,281
Translation adjustment	(30)
Balance at the end	32,646	19,900
Deferred income tax liabilities
Balance at the beginning	12,829	1,971
Acquisition of subsidiaries (Note 30)	20,297	10,926
Disposal of subsidiaries (Note 31)	(14,581)
(Credited)/Charge to consolidated statement of comprehensive income	(3,880)	(76)
Translation adjustment	(14)	8
Balance at the end	14,651	12,829
Tax losses
Deferred income tax assets
Balance at the beginning	17,478	12,254
Acquisition of subsidiaries (Note 30)	13,422	(1,445)
Disposal of subsidiaries (Note 31)	(10,017)	(182)
Credited to consolidated statement of comprehensive income	7,135	3,961
Translation adjustment	(30)
Balance at the end	27,988	17,478
Others
Deferred income tax assets
Balance at the beginning	2,422
Acquisition of subsidiaries (Note 30)	5,492	(104)
Disposal of subsidiaries (Note 31)	(5,314)	(2)
Credited to consolidated statement of comprehensive income	2,058	2,320
Balance at the end	4,658	2,422
Deferred income tax liabilities
Balance at the beginning	581
Acquisition of subsidiaries (Note 30)		58
(Credited)/Charge to consolidated statement of comprehensive income	(341)	515
Translation adjustment	(14)	8
Balance at the end	226	581
Medical licenses and tradenames
Deferred income tax liabilities
Balance at the beginning	12,248	1,971
Acquisition of subsidiaries (Note 30)	20,297	10,868
Disposal of subsidiaries (Note 31)	(14,581)
(Credited)/Charge to consolidated statement of comprehensive income	(3,539)	(591)
Balance at the end	¥ 14,425	¥ 12,248